Trade Receivables and Trade Payables - Schedule of Allowance for Expected Credit Losses (Details)	1 Months Ended				6 Months Ended		12 Months Ended
	Jan. 31, 2024 MYR (RM)	Jan. 31, 2024 USD ($)	Jan. 31, 2023 MYR (RM)	Jan. 31, 2023 USD ($)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)
Schedule of Allowance for Expected Credit Losses [Line Items]
As of December 31, 2023							RM 27,549	$ 6,156
Charge for the year	RM 580,425	$ 129,689			RM 649,075	$ 154,083	580,425	129,689
Reversal during the year	(27,549)	$ (6,156)			(376,000)	(89,258)	(27,549)	(6,156)
As of December 31, 2024							580,425	$ 129,689
As of January 1, 2025					580,425	137,786
As of June 30, 2025					853,500	$ 202,611
ECL – not credit impaired [Member]
Schedule of Allowance for Expected Credit Losses [Line Items]
As of December 31, 2023
Charge for the year	95,976						95,976
Reversal during the year
As of December 31, 2024							95,976
As of January 1, 2025					95,976
As of June 30, 2025					95,976
ECL – credit impaired [Member]
Schedule of Allowance for Expected Credit Losses [Line Items]
As of December 31, 2023							27,549
Charge for the year	484,449				649,075		484,449
Reversal during the year	RM (27,549)				(376,000)		(27,549)
As of December 31, 2024							RM 484,449
As of January 1, 2025					484,449
As of June 30, 2025					RM 757,524